Capital and Reserves - Summary of Share Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of classes of share capital [line items]
No. of shares, As at the beginning of year	38,745,000	36,900,000
No. of shares, Issuance of ordinary shares related to public offering exercise	3,703,704
No. of shares, Conversion of convertible notes		1,845,000
No. of shares, As at end of year	42,448,704	38,745,000
Issued and fully paid ordinary shares: As at the beginning of year	$ 4	$ 4
Issuance of ordinary shares related to public offering exercise	30,583
Conversion of convertible notes		5,000
Issued and fully paid ordinary shares: As at end of year	$ 4	$ 4